Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
2016	$ 24
2017	12
2018	89
2019	79
2020	17
Thereafter	606
Total	$ 827	$ 908